EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE:

Reconciliation between basic and diluted earnings per share is as follows:

	2017	2016

Net earnings - basic and diluted	$362,334	$346,638

Basic earnings per share:
Basic weighted average number of common shares outstanding	224,184	235,355
Basic earnings per share	$1.62	$1.47

Diluted earnings per share:
Basic weighted average number of common shares outstanding	224,184	235,355
Plus dilutive impact of stock options, Treasury RSUs and common
shares held in trust	351	693
Diluted weighted average number of common shares outstanding	224,535	236,048
Diluted earnings per share	$1.61	$1.47

Excluded from the above calculation for the year ended December 31, 2017 are 1,903,101 stock options (2016 - 1,572,273) and nil Treasury RSUs (2016 - 7,500) which were deemed to be anti-dilutive.